Trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 646	$ 660
Accrued interest	132	151
Inter-group payables	33	60
Other payables and accrued expenses	305	311
Total current trade and other payables	1,116	1,182
Non-current payables	$ 45	$ 40